Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 2,639	£ 15,809	£ 30,065
Derivative financial instruments, liabilities	(2,073)	(1,679)	(519)
Derivative financial instruments, non-current assets	200	7,492	22,189
Derivative financial instruments, non-current liabilities	(1,482)	(748)	(519)
Derivative financial instruments, current assets	2,439	8,317	7,876
Derivative financial instruments, current liabilities	(591)	(931)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	2,211	4,173	4,901
Derivative financial instruments, non-current assets			4,901
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	107	11,258	22,561
Derivative financial instruments, non-current assets	41	7,114	15,938
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	321	378
Derivative financial instruments, non-current assets	159	378
Forward foreign exchange contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets			2,603
Derivative financial instruments, non-current assets			1,350
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(1)	(64)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(2,072)	(1,615)
Derivative financial instruments, non-current liabilities	£ (1,482)	£ (748)
Forward foreign exchange contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities			(519)
Derivative financial instruments, non-current liabilities			£ (519)